Lease - Amounts recognized in the statement of financial position (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Disclosure of Recognised Finance Lease as Asset by Lessee [Abstract]
Right-of-use assets	¥ 348,174		¥ 357,599		$ 53,360
Depreciation of right-of-use assets	¥ 9,425	$ 1,444	¥ 9,425	¥ 0